COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF PURCHASE COMMITMENT

The Group’s purchase commitments primarily relate to purchase of software and equipment. Total purchase commitments contracted but not yet reflected in the consolidated financial statements as of December 31, 2022 were as follows:

Year ended December 31,	RMB
2023	14,945
2024 and thereafter	1,736